ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated financial statements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Condensed consolidated financial statements
Loss from operations from continuing operations	$ (986,269)	$ 286,234	$ (1,922,153)	$ (5,205,925)	$ (5,606,145)	$ (7,475,425)
Loss from operations from discontinued operations			0	(2,418,757)	8,227,892	(5,187,214)
Net loss attributable to stockholders	$ (971,341)	155,459	$ (1,721,978)	(5,673,230)	(536,624)	(10,360,058)
Former VIE
Condensed consolidated financial statements
Net revenue from continuing operations		152		23,380	32,817
Net revenue from discontinued operations		1,882,930		5,096,441	6,830,116	3,978,847
Loss from operations from continuing operations		(57,616)		(107,802)	(179,068)	(532,455)
Loss from operations from discontinued operations		(390,710)		(2,182,402)	(2,537,715)	(4,254,403)
Net loss from continuing operations attributable to stockholders		(57,141)		(105,760)	(175,283)	(530,983)
Net loss from discontinued operations attributable to stockholders		(309,583)		(1,789,880)	(2,032,934)	(3,722,648)
Net loss attributable to stockholders		$ (366,724)		$ (1,895,640)	$ (2,208,218)	$ (4,253,630)